Vanguard Russell 1000 ETF
Vanguard Russell 1000 Value ETF
Vanguard Russell 1000 Growth ETF
Vanguard Russell 2000 ETF
Vanguard Russell 2000 Value ETF
Vanguard Russell 2000 Growth ETF
Vanguard Russell 3000 ETF
Supplement to the Prospectus and Summary Prospectuses Dated December 19, 2025
As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 ETF
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.06%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 3348B 022026

Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund
Supplement to the Prospectus and Summary Prospectus Dated December 19, 2025
As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 1848B 022026

Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Fund
Vanguard Russell 2000 Growth Fund
Supplement to the Prospectus and Summary Prospectus Dated December 19, 2025
As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.04%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 1851B 022026

Vanguard Russell 3000 Index Fund
Supplement to the Prospectus and Summary Prospectus Dated December 19, 2025
As approved by the Fund’s Board of Trustees, Vanguard Russell 3000 Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.05%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 1854B 022026

Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund
Supplement to the Prospectus and Summary Prospectuses Dated December 19, 2025
As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$28	$35	$42	$64
Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.03%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$103	$110	$117	$138
Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.02%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.02%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$2	$6	$11	$26

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 1642B 022026

Vanguard Mortgage-Backed Securities Index Fund
Supplement to the Prospectus and Summary Prospectus Dated December 19, 2025
As approved by the Fund’s Board of Trustees, Vanguard Mortgage-Backed Securities Index Fund (the “Fund”) has reduced its expense ratio for Admiral Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:
Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.03%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.04%
1
The expense information shown in the table has been restated to reflect current fees.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 1942B 022026